RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Related Party Balances, Loans

The balances due from related parties include consideration for the transfer of 100% ownership of Nanjing Daqo to Daqo Group. Such balances are unsecured, interest-free, and are payable on demand. The balances are as follows:

	December 31,
	2011	2012
Amount due from related party
Zhenjiang Daqo	$7,462,697	$10,744
Daqo Group	2,294,988	6,440,129
Others	129,625	111,614

Total	$9,887,310	$6,562,487

Schedule of Related Party Balances, Payables

Balance due to related parties include payables for prepayment of polysilicon procurement from Daqo Solar and Xinjiang Daqo Investment and interest bearing loan lent from to Nanjing Daqo. The balances are as follows:

	December 31,
	2011	2012
Amount due to related party
Daqo Group	$-	$5,359,008
Xinjiang Daqo Investment	-	2,354,620
Nanjing Daqo	-	1,645,923
Daqo Solar	1,552,126	13,497,972
Others	1,607,230	850,840

Total	$3,159,356	$23,708,363

Schedule of Related Party Transactions
The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction Nature	Year Ended December 31,
Name of Related parties		2010	2011	2012
Daqo Group	Sales	$-	$1,971	$-
	Purchase-Fixed asset	-	15,787,658	7,849,533
	Financing-cash in	-	3,095,120	-
	Financing-cash out	-	3,095,120	-
	Disposition of 100% equity interest of Nan Jing Daqo	-	-	9,888,742
	Prepayment for purchase of fixed assets	-	-	1,330,044
Zhenjiang Daqo	Sales	-	6,958,317	2,799,428
	Purchase of cells	-	3,314,115	-
	Processing fee	-	1,209,769	-
Daqo Solar	Purchase-Fixed asset	12,942,750	20,562,272	-
	Prepayment received	-	-	13,497,973
	Financing-cash in	-	72,199,600	-
	Financing-cash out	-	72,199,600	-
	Interest charged	-	1,552,126	-
	Short-term interest free loan extended to Daqo Solar	-	9,898,458	-
Nanjing Daqo	Sales	-	-	80,126
	Related party interest bearing loan	-	-	1,584,820
	Interest charged	-	-	40,611
Xinjiang Daqo Investment	Prepayment received	-	-	2,354,620
Others subsidiaries under Daqo Group	Sales	-	427,302	-
	Purchase-Fixed asset	989,235	2,027,001	202,556
	Purchase-Raw material		300,574	5,282
	Rental expense	32,136	612,856	-
	Service expense	-	71,426	-

Total	Sales	$-	$7,387,590	$2,799,428

	Disposition of 100% equity interest in Nanjing Daqo	$-	$-	$9,888,742

	Purchase-Fixed asset	$13,931,985	$38,376,931	$8,052,089

	Purchase-Raw material	$-	$3,614,689	$5,282

	Processing fee	$-	$1,209,769	$-

	Rental expense	$32,136	$612,856	$-

	Service expense	$-	$71,426	$-

	Interest expense	$-	$1,552,126	$40,611

	Prepayment received	$-	$-	$15,852,593

	Prepayment for purchase of fixed assets	$-	$-	$1,330,044

	Cash received	$-	$75,294,720	$1,584,820

	Cash paid	$-	$85,193,178	$-